Other Liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities	Other Liabilities

		December 31, 2024	December 31, 2023
	Note	$	$
Cash-settled share-based compensation	22	85.2	95.5
Other		9.3	15.1
		94.5	110.6
Less current portion		53.5	55.0
Long-term portion		41.0	55.6